CONTRACT ASSETS	12 Months Ended
Dec. 31, 2024
Contract assets [abstract]
CONTRACT ASSETS	CONTRACT ASSETS
14(a)    Assets related to contracts with customers

	As of December 31,	As of December 31,	As of January 1,
	2024	2023	2023
	US$’000	US$’000	US$’000
Contract assets - current	688	13,946	12,450
There were no advances received or retentions on SDI service contracts during the financial years ended December 31, 2024 and 2023. The contract assets balance decreased is due to the completion of projects this year , along with of new project developments.
Our Company mainly conducts its SDI services contract with customers within public sector, and the expected credit loss on contract assets is close to zero.
14(b)    Unsatisfied supply, delivery, and installation (SDI) services contracts
The following table shows the aggregate amount of the transaction price allocated to the unsatisfied performance obligations.

	As of December 31,
	2024	2023
	US$’000	US$’000
Unsatisfied long-term SDI contracts
Expected to be recognized as revenue over 3 years	143,327	194,963